CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 2,586	$ 16,526
Marketable securities	9,656	14,051
Accounts receivable	22,376	3,793
Prepaid expenses		21,983
Total current assets	34,618	56,353
Oil and gas property	78,387	90,318
Total assets	113,005	146,671
Current liabilities:
Accounts payable and accrued liabilities	86,814	89,772
Loan payable	129,952	126,074
Due to related party	511,433	459,999
Deferred revenue		4,082
Total current liabilities	728,199	679,927
Asset retirement obligation	3,910
Total liabilities	732,109	679,927
Stockholders' equity (deficit):
Preferred stock value
Common stock value	2,358,954	2,358,954
Additional paid-in capital	9,527	9,527
Accumulated other comprehensive income (loss)	(46,958)	(1,336)
Deficit	(2,940,627)	(2,900,401)
Total stockholders' equity (deficit)	(619,104)	(533,256)
Total liabilities and stockholders' equity (deficit)	$ 113,005	$ 146,671